Long-Term Debt - USD Term Loans - Additional Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($) term_loan vessel	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Number of term loans | term_loan	8
Aggregate principal amount | $	$ 1,744,627	$ 1,810,374
Teekay Nakilat Corporation
Debt Instrument [Line Items]
Percentage of ownership interest	70.00%
Minimum
Debt Instrument [Line Items]
Variable interest rate on debt	0.30%
Maximum
Debt Instrument [Line Items]
Variable interest rate on debt	3.25%
Long-term Debt
Debt Instrument [Line Items]
Number of vessels | vessel	20
Aggregate principal amount | $	$ 1,036,515	$ 935,286
Long-term Debt | LIBOR | Minimum
Debt Instrument [Line Items]
Variable interest rate on debt	0.30%
Long-term Debt | LIBOR | Maximum
Debt Instrument [Line Items]
Variable interest rate on debt	3.25%
Balloon or Bullet Repayments Due at Maturity [Member]
Debt Instrument [Line Items]
Number of term loans | term_loan	7